Fair Value	12 Months Ended
Dec. 31, 2020
Fair Value [Abstract]
Fair Value
(13)	Fair Value

Fair value measurements (ASC 820) defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.  ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.  The standard describes three levels of inputs that may be used to measure fair values:

Level 1 – Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity can access as of the measurement date.

Level 2 – Significant other observable inputs other than Level 1 prices such as quoted prices or similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3 – Significant unobservable inputs that reflect a company’s own assumptions about the value that market participants would use in pricing an asset or liability.

The Company used the following methods and significant assumptions to estimate the fair value of assets and liabilities:

Securities Available for Sale: The fair value of securities available for sale are determined utilizing an independent pricing service for identical assets or significantly similar securities.  The pricing service uses a variety of techniques to arrive at fair value including market maker bids, quotes and pricing models.  Inputs to the pricing models include recent trades, benchmark interest rates, spreads and actual and projected cash flows.  This results in a Level 2 classification of the inputs for determining fair value.  Interest and dividend income is recorded on the accrual method and included in the income statement in the respective investment class under total interest income.  The Company does not have any securities that would be designated as Level 3.

Other Real Estate Owned: Assets acquired through loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis.  These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell.  Fair value is commonly based on recent real estate appraisals.  These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach.  Adjustments are routinely made in the appraisal process to adjust for differences between the comparable sales and income data available.  This results in a Level 3 classification of the inputs for determining fair value.

Impaired Loans: At the time a loan is considered impaired, it is valued at the lower of cost or fair value.  Impaired loans carried at fair value generally have had a charge-off through the allowance for loan losses.  For collateral dependent loans, fair value is commonly based on recent real estate appraisals.  These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach.  Adjustments are routinely made in the appraisal process to adjust for differences between the comparable sales and income data available.  Such adjustments may be significant and typically result in a Level 3 classification of the inputs for determining fair value.  When obtained, non-real estate collateral may be valued using an appraisal, net book value per the borrower’s financial statements, or aging reports, adjusted or discounted based on management’s historical knowledge, changes in market conditions from the time of the valuation, and management’s expertise and knowledge of the client and client’s business, resulting in a Level 3 fair value classification.  Impaired loans are evaluated on a quarterly basis for additional impairment and adjusted accordingly.

Assets and liabilities measured at fair value under ASC 820 on a recurring basis are summarized below:

	Fair Value Measurements at December 31, 2020 Using:
(dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Securities available for sale:
U.S. government sponsored enterprises	$19,968	$-	$19,968	$-
State and political subdivisions	103	-	103	-
Mortgage backed securities and collateralized mortgage obligations - residential	316,158	-	316,158	-
Corporate bonds	59,939	-	59,939	-
Small Business Administration - guaranteed participation securities	42,217	-	42,217	-
Other	686	-	686	-

Total securities available for sale	$439,071	$-	$439,071	$-

	Fair Value Measurements at December 31, 2019 Using:
(dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Securities available for sale:
U.S. government sponsored enterprises	$104,512	$-	$104,512	$-
State and political subdivisions	162	-	162	-
Mortgage backed securities and collateralized mortgage obligations - residential	389,517	-	389,517	-
Corporate bonds	30,436	-	30,436	-
Small Business Administration - guaranteed participation securities	48,511	-	48,511	-
Other	685	-	685	-

Total securities available for sale	$573,823	$-	$573,823	$-

There were no transfers between Level 1 and Level 2 in 2020 and 2019.

 Assets measured at fair value on a non-recurring basis are summarized below:

	Fair Value Measurements at December 31, 2020 Using:
(dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Valuation technique	Unobservable inputs	Range (Weighted Average)

Other real estate owned	$541	$-	$-	$541	Sales comparison approach	Adjustments for differences between comparable sales	1% - 7% (2%)

Impaired loans:
Real estate mortgage - 1 to 4 family	211	-	-	211	Sales comparison approach	Adjustments for differences between comparable sales	11% - 12% (12%)

	Fair Value Measurements at December 31, 2019 Using:
(dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Valuation technique	Unobservable inputs	Range (Weighted Average)

Other real estate owned	$1,579	$-	$-	$1,579	Sales comparison approach	Adjustments for differences between comparable sales	1% - 21% (2%)

Impaired loans:
Real estate mortgage - 1 to 4 family	120	-	-	120	Sales comparison approach	Adjustments for differences between comparable sales	1% - 17% (9%)

Other real estate owned, which is carried at fair value less costs to sell, was approximately $541 thousand at December 31, 2020, and consisted of only residential real estate properties.  A valuation charge of $120 thousand is included in earnings for the year ended December 31, 2020.

Of the total impaired loans of $21.6 million at December 31, 2020, $211 thousand are collateral dependent and are carried at fair value measured on a non-recurring basis.  Due to the sufficiency of charge-offs taken on these loans and the adequacy of the underlying collateral, there were no specific valuation allowances for these loans at December 31, 2020.  Gross charge-offs related to residential impaired loans included in the table above amounted to $10 thousand.

Other real estate owned, which is carried at fair value less costs to sell, was approximately $1.6 million at December 31, 2019, and consisted of $358 thousand of commercial real estate and $1.2 million of residential real estate properties.  A valuation charge of $366 thousand is included in earnings for the year ended December 31, 2019

Of the total impaired loans of $21.0 million at December 31, 2019, $120 thousand are collateral dependent and are carried at fair value measured on a non-recurring basis.  Due to the sufficiency of charge-offs taken on these loans and the adequacy of the underlying collateral, there were no specific valuation allowances for these loans at December 31, 2019.  Gross charge-offs related to residential impaired loans included in the table above amounted to $22 thousand.

In accordance with ASC 825, the carrying amounts and estimated fair values (exit price) of financial instruments at December 31, 2020 and 2019 are as follows:

(dollars in thousands)	Carrying	Fair Value Measurements at December 31, 2020 Using:
	Value	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$1,107,099	1,107,099	-	-	1,107,099
Securities available for sale	439,071	-	439,071	-	439,071
Held to maturity securities	13,824	-	14,988	-	14,988
Federal Home Loan Bank stock	5,506	N/A	N/A	N/A	N/A
Net loans	4,194,875	-	-	4,287,585	4,287,585
Accrued interest receivable	10,031	39	1,458	8,534	10,031
Financial liabilities:
Demand deposits	652,756	652,756	-	-	652,756
Interest bearing deposits	4,384,437	3,088,064	1,298,375	-	4,386,439
Short-term borrowings	214,755	-	214,755	-	214,755
Accrued interest payable	474	68	406	-	474

(dollars in thousands)	Carrying	Fair Value Measurements at December 31, 2019 Using:
	Value	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$456,846	456,846	-	-	456,846
Securities available for sale	573,823	-	573,823	-	573,823
Held to maturity securities	18,618	-	19,680	-	19,680
Federal Reserve Bank and Federal Home Loan Bank stock	9,183	N/A	N/A	N/A	N/A
Net loans	4,017,879	-	-	4,078,210	4,078,210
Accrued interest receivable	10,915	216	2,221	8,478	10,915
Financial liabilities:
Demand deposits	463,858	463,858	-	-	463,858
Interest bearing deposits	3,986,158	2,587,981	1,397,271	-	3,985,252
Short-term borrowings	148,666	-	148,666	-	148,666
Accrued interest payable	1,459	174	1,285	-	1,459